Significant accounting policies - Summary of Office, Administrative, and Travel Expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
List Of Accounting Policies [Abstract]
Research and development	$ 3,148,739	$ 317,644	$ 5,993,279	$ 621,885